CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 4,041,602,800	$ 585,977,324	¥ 4,456,405,874		¥ 5,279,902,398
Restricted cash	6,056,699	878,139	10,702,719		11,875,079
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	¥ 4,047,659,499	$ 586,855,463	¥ 4,467,108,593	$ 647,669,865	¥ 5,291,777,477	¥ 8,134,892,989